Guarantor Statements - Additional Information (Detail) - USD ($) $ in Billions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Notes [member]
Supplemental Guarantor Information [line items]
Borrowings outstanding amount	$ 11.0	$ 9.5	$ 5.1
Notes [member] | Bottom of range [member]
Supplemental Guarantor Information [line items]
Interest rate of borrowings	1.375%
Notes [member] | Top of range [member]
Supplemental Guarantor Information [line items]
Interest rate of borrowings	5.90%
UCC and UNUS [member]
Supplemental Guarantor Information [line items]
Ownership percentage	100.00%